Interests in Joint Ventures (Details) - Schedule of Material Joint Ventures - DHI Holdings (S) Pte Ltd. [Member]	Apr. 30, 2023
Schedule of Material Joint Ventures [Line Items]
Place of incorporation	Singapore
Percentage of ownership interest held by the Company	51.00%
Principal activity	Hotel operations, hospitality and VIP services in Singapore